Share based compensation (Share Options - Narrative) (Details) ¥ in Thousands				12 Months Ended
	Nov. 21, 2012 $ / shares	Dec. 31, 2008 shares	Dec. 31, 2007 item shares	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Unrecognized compensation cost and expense
Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Unrecognized compensation cost and expense
Share options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Weighted average exercise price of option granted (in dollars per share) | $ / shares
Share options [Member] | Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Vesting period				4 years
Total intrinsic value of options exercised				¥ 122,956	¥ 134,844	¥ 64,195
Share-based compensation (benefit)						¥ 14,004
Share options [Member] | Pre-2009 Scheme Options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting rate				25.00%
Share options [Member] | Pre-2009 Scheme Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period				36 months
Vesting rate				75.00%
Number of equal installments in which award will vest | item				6
Share options [Member] | Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares) | shares		8,499,050	12,705,700
Share options [Member] | Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares) | shares			3,832,290
Number of non-employees to whom options were granted | item			1